UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE DIVIDEND STRATEGY FUND

FORM N-Q

SEPTEMBER 30, 2018

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited)	September 30, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.9%
COMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 2.6%
AT&T Inc.	2,904,755	$97,541,673
Verizon Communications Inc.	1,174,996	62,733,036

Total Diversified Telecommunication Services		160,274,709

Entertainment - 0.6%
Walt Disney Co.	340,080	39,768,955

Interactive Media & Services - 1.8%
Alphabet Inc., Class C Shares	92,220	110,061,804	*

Media - 2.1%
Comcast Corp., Class A Shares	3,754,180	132,935,514

TOTAL COMMUNICATION SERVICES		443,040,982

CONSUMER DISCRETIONARY - 5.5%
Automobiles - 1.2%
General Motors Co.	2,236,830	75,314,066

Hotels, Restaurants & Leisure - 1.4%
McDonald’s Corp.	507,300	84,866,217

Specialty Retail - 2.9%
Home Depot Inc.	875,000	181,256,250

TOTAL CONSUMER DISCRETIONARY		341,436,533

CONSUMER STAPLES - 13.4%
Beverages - 3.2%
Anheuser-Busch InBev SA/NV, ADR	557,790	48,845,670
Coca-Cola Co.	2,171,530	100,302,971
PepsiCo Inc.	477,260	53,357,668

Total Beverages		202,506,309

Food & Staples Retailing - 3.3%
Costco Wholesale Corp.	273,110	64,148,077
Sysco Corp.	642,290	47,047,742
Walmart Inc.	975,180	91,579,154

Total Food & Staples Retailing		202,774,973

Food Products - 4.9%
McCormick & Co. Inc., Non Voting Shares	625,070	82,352,973
Mondelez International Inc., Class A Shares	2,158,470	92,727,871
Nestle SA, ADR	1,538,140	127,973,248

Total Food Products		303,054,092

Household Products - 2.0%
Procter & Gamble Co.	1,500,000	124,845,000

TOTAL CONSUMER STAPLES		833,180,374

See Notes to Schedule of Investments.

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	SHARES	VALUE
ENERGY - 6.8%
Energy Equipment & Services - 1.4%
Schlumberger Ltd.	1,412,460	$86,047,063

Oil, Gas & Consumable Fuels - 5.4%
Enbridge Inc.	3,595,213	116,089,428
Exxon Mobil Corp.	868,109	73,806,627
Kinder Morgan Inc.	3,750,000	66,487,500
Williams Cos. Inc.	3,000,000	81,570,000

Total Oil, Gas & Consumable Fuels		337,953,555

TOTAL ENERGY		424,000,618

FINANCIALS - 19.6%
Banks - 7.3%
Bank of America Corp.	3,100,000	91,326,000
JPMorgan Chase & Co.	1,243,000	140,260,120
PNC Financial Services Group Inc.	662,250	90,191,827
US Bancorp	1,475,000	77,894,750
Wells Fargo & Co.	1,011,260	53,151,826

Total Banks		452,824,523

Capital Markets - 5.5%
Bank of New York Mellon Corp.	2,083,210	106,222,878
BlackRock Inc.	152,000	71,642,160
Blackstone Group LP	4,300,000	163,744,000

Total Capital Markets		341,609,038

Diversified Financial Services - 3.5%
Berkshire Hathaway Inc., Class B Shares	1,014,360	217,184,620	*

Insurance - 3.3%
Brighthouse Financial Inc.	183,301	8,109,236	*
MetLife Inc.	2,287,055	106,851,209
Travelers Cos. Inc.	713,270	92,518,252

Total Insurance		207,478,697

TOTAL FINANCIALS		1,219,096,878

HEALTH CARE - 8.1%
Health Care Providers & Services - 1.3%
UnitedHealth Group Inc.	304,470	81,001,199

Pharmaceuticals - 6.8%
Johnson & Johnson	1,103,747	152,504,723
Merck & Co. Inc.	1,925,000	136,559,500
Pfizer Inc.	1,813,580	79,924,470
Zoetis Inc.	591,680	54,174,221

Total Pharmaceuticals		423,162,914

TOTAL HEALTH CARE		504,164,113

See Notes to Schedule of Investments.

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	SHARES	VALUE
INDUSTRIALS - 9.5%
Aerospace & Defense - 1.6%
Raytheon Co.	497,134	$102,737,712

Air Freight & Logistics - 1.7%
United Parcel Service Inc., Class B Shares	925,000	107,993,750

Commercial Services & Supplies - 1.7%
Waste Management Inc.	1,175,000	106,173,000

Industrial Conglomerates - 2.0%
3M Co.	580,000	122,211,800

Road & Rail - 2.5%
Union Pacific Corp.	941,060	153,232,800

TOTAL INDUSTRIALS		592,349,062

INFORMATION TECHNOLOGY - 12.9%
IT Services - 3.4%
Mastercard Inc., Class A Shares	525,000	116,870,250
Visa Inc., Class A Shares	650,000	97,558,500

Total IT Services		214,428,750

Semiconductors & Semiconductor Equipment - 3.0%
Intel Corp.	650,000	30,738,500
Texas Instruments Inc.	1,430,000	153,424,700

Total Semiconductors & Semiconductor Equipment		184,163,200

Software - 3.7%
Microsoft Corp.	2,000,000	228,740,000

Technology Hardware, Storage & Peripherals - 2.8%
Apple Inc.	780,003	176,077,877

TOTAL INFORMATION TECHNOLOGY		803,409,827

MATERIALS - 6.9%
Chemicals - 5.8%
DowDuPont Inc.	1,588,201	102,137,206
Ecolab Inc.	539,080	84,516,963
PPG Industries Inc.	850,000	92,760,500
Praxair Inc.	510,030	81,977,122

Total Chemicals		361,391,791

Containers & Packaging - 1.1%
International Paper Co.	1,423,280	69,954,212

TOTAL MATERIALS		431,346,003

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 3.6%
American Tower Corp.	827,170	120,187,801

See Notes to Schedule of Investments.

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY			SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Healthcare Trust of America Inc., Class A Shares			1,646,723	$43,918,103
Weyerhaeuser Co.			1,942,060	62,670,276

TOTAL REAL ESTATE				226,776,180

UTILITIES - 4.5%
Electric Utilities - 1.2%
NextEra Energy Inc.			428,050	71,741,180

Independent Power and Renewable Electricity Producers - 0.8%
Brookfield Renewable Partners LP			799,920	24,189,581
Brookfield Renewable Partners LP			907,749	27,506,906

Total Independent Power and Renewable Electricity Producers				51,696,487

Multi-Utilities - 2.5%
Brookfield Infrastructure Partners LP			2,015,065	80,360,792
WEC Energy Group Inc.			1,170,710	78,156,600

Total Multi-Utilities				158,517,392

TOTAL UTILITIES				281,955,059

TOTAL COMMON STOCKS (Cost - $3,859,936,797)				6,100,755,629

RATE		MATURITY DATE	FACE AMOUNT
ASSET-BACKED SECURITIES - 0.0%
Finance America NIM Trust, 2004-1, A (Cost - $73,449)	5.250%	6/27/34	$73,417	1	*(a)(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,860,010,246)				6,100,755,630

			SHARES
SHORT-TERM INVESTMENTS - 2.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $128,130,925)	1.930%		128,130,925	128,130,925

TOTAL INVESTMENTS - 99.9% (Cost - $3,988,141,171)				6,228,886,555
Other Assets in Excess of Liabilities - 0.1%				4,223,218

TOTAL NET ASSETS - 100.0%				$6,233,109,773

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on these securities is currently in default as of September 30, 2018.

See Notes to Schedule of Investments.

CLEARBRIDGE DIVIDEND STRATEGY FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Dividend Strategy Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$6,100,755,629	—	—	$6,100,755,629
Asset-Backed Securities	—	$1	—	1
Total Long-Term Investments	6,100,755,629	1	—	6,100,755,630
Short-Term Investments†	128,130,925	—	—	128,130,925

Total Investments	$6,228,886,554	$1	—	$6,228,886,555

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2018